CONCENTRATIONS OF RISK (Details - Schedule of concentrations of risk) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Revenue	$ 9,842	$ 715,288
Cost of revenue	313,285	573,932
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 7,957
Concentrations of risk, percentage	80.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 1,275
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 1,884
Concentrations of risk, percentage	20.00%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 0
Total Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 9,842	$ 700,884
Concentrations of risk, percentage	100.00%	98.00%
Total Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 0	$ 5,357
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue		$ 700,884
Concentrations of risk, percentage		98.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 5,357
Supplier A [Member] | Cost of Goods and Service, Segment Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk, percentage	19.00%	20.00%
Cost of revenue	$ 58,728	$ 113,951
Balance outstanding	$ 1,051,220	$ 1,068,099
Supplier B [Member] | Cost of Goods and Service, Segment Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk, percentage	79.00%	79.00%
Cost of revenue	$ 248,764	$ 455,528
Balance outstanding	$ 2,300,518	$ 1,695,698
Total Suppliers [Member] | Cost of Goods and Service, Segment Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk, percentage	98.00%	99.00%
Cost of revenue	$ 307,492	$ 569,479
Balance outstanding	$ 3,351,738	$ 2,763,797